Summary of significant accounting policies	12 Months Ended
Dec. 31, 2017
Disclosure Of Summary of significant accounting policies [Abstract]
Disclosure of significant accounting policies [text block]
Note 2	Summary of significant accounting policies

The principal accounting policies applied in the preparation of these Consolidated Financial Statements are set out below. These policies have been consistently applied to the years presented, unless otherwise stated.

2.1 Basis of preparation

The Consolidated Financial Statements of GeoPark Limited have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”), under the historical cost convention.

The Consolidated Financial Statements are presented in thousands of United States Dollars (US$'000) and all values are rounded to the nearest thousand (US$'000), except in the footnotes and where otherwise indicated.

The preparation of financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgement in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the Consolidated Financial Statements are disclosed in this note under the title “Accounting estimates and assumptions”.

All the information included in these Consolidated Financial Statements corresponds to the Group, except where otherwise indicated.

2.1.1 Changes in accounting policy and disclosure

New and amended standards adopted by the Group

The following standards have been adopted by the Group for the first time for the financial year beginning on or after 1 January 2017:

⋅	Recognition of Deferred Tax Assets for Unrealised Losses – Amendments to IAS 12

⋅	Disclosure initiative – Amendments to IAS 7

The adoption of these amendments did not have any impact on the current period or any prior period and is not likely to affect future periods.

New standards, amendments and interpretations issued but not effective for the financial year beginning 1 January 2017 and not early adopted.

⋅ IFRS 2 Share based payments: amended in June 2016 to clarify the measurement basis for cash-settled share-based payments and the accounting for modifications that change an award from cash-settled to equity-settled. It also introduces an exception to IFRS 2 principles by requiring an award to be treated as if it was wholly equity-settled, where an employer is obliged to withhold an amount for the employee’s tax obligation associated with a share-based payment and pay that amount to the tax authority. It is effective for annual periods beginning on or after January 1, 2018. The Group estimates that these amendments will not have a material impact on the Group’s operating results or financial position.

⋅ IFRS 9 Financial Instruments and associated amendments to various other standards: IFRS 9 replaces the multiple classification and measurement models in IAS 39. Classification of debt assets will be driven by the entity’s business model for managing the financial assets and the contractual cash flow characteristics of the financial assets. A debt instrument is measured at amortised cost if: a) the objective of the business model is to hold the financial asset for the collection of the contractual cash flows, and b) the contractual cash flows under the instrument solely represent payments of principal and interest. All other debt and equity instruments, including investments in complex debt instruments and equity investments, must be recognised at fair value.

All fair value movements on financial assets are taken through the statement of profit or loss, except for equity investments that are not held for trading, which may be recorded in the statement of profit or loss or in reserves (without subsequent recycling to profit or loss). For financial liabilities that are measured under the fair value option entities will need to recognise the part of the fair value change that is due to changes in their own credit risk in other comprehensive income rather than profit or loss.

The new hedge accounting rules (released in December 2013) align hedge accounting more closely with common risk management practices. As a general rule, it will be easier to apply hedge accounting going forward.

The new impairment model under IFRS 9 requires the recognition of impairment provisions based on expected credit losses rather than only incurred credit losses as is the case under IAS 39. It applies to financial assets classified at amortised cost, debt instruments measured at fair value through other comprehensive income, contract assets under IFRS 15, lease receivables, loan commitments and certain financial guarantee contracts.

The new standard also introduces expanded disclosure requirements and changes in presentation.

Management has assessed the effects of applying the new standard on the Group’s Consolidated Financial Statements and concluded that no material impact will be expected.

⋅ IFRS 15 Revenue from contracts with customers and associated amendments to various other standards: The IASB has issued a new standard for the recognition of revenue. This will replace IAS 18 which covers contracts for goods and services and IAS 11 which covers construction contracts. The new standard is based on the principle that revenue is recognised when control of a good or service transfers to a customer so the notion of control replaces the existing notion of risks and rewards.

These accounting changes may have flow-on effects on the entity’s business practices regarding systems, processes and controls, compensation and bonus plans, contracts, tax planning and investor communications. Entities will have a choice of full retrospective application, or prospective application with additional disclosures.

It is mandatory for financial years commencing on or after 1 January 2018. The Group intends to adopt the standard using the modified retrospective approach which means that the cumulative impact of the adoption will be recognised in retained earnings as of 1 January 2018 and that comparatives will not be restated.

Management has assessed the effects of applying the new standard on the Group’s Consolidated Financial Statements and concluded that no material impact will be expected.

⋅ IFRS 16 Leases: will affect primarily the accounting by lessees and will result in the recognition of almost all leases on balance sheet. The standard removes the current distinction between operating and financing leases and requires recognition of an asset (the right to use the leased item) and a financial liability to pay rentals for virtually all lease contracts. An optional exemption exists for short-term and low-value leases. The accounting by lessors will not significantly change. Some differences may arise as a result of the new guidance on the definition of a lease.

The Group has not yet determined to what extent its commitments will result in the recognition of an asset and a liability for future payments and how this will affect the Group’s profit and classification of cash flows. Some of the commitments may be covered by the exception for short-term and low-value leases and some commitments may relate to arrangements that will not qualify as leases under IFRS 16. At this stage, the Group does not intend to adopt the standard before its effective date. The Group intends to apply the simplified transition approach and will not restate comparative amounts for the year prior to first adoption.

⋅ IFRIC 22 Foreign Currency Transactions and Advance Consideration: issued in December 2016. The interpreta-tion addresses how to determine the date of the transaction for the purpose of determining the exchange rate to use on initial recognition of the related asset, expense or income related to an entity that has received or paid an advance consideration in a foreign currency. The date of the transaction is the date on which an entity initially rec-ognises the non-monetary asset or non-monetary liability arising from the payment or receipt of advance consid-eration. It is effective for annual periods beginning on January 1, 2018. The Group estimates that these interpreta-tions will not have a material impact on the Group’s operating results or financial position.

⋅ Sale or contribution of assets between an investor and its associate or joint venture – Amendments to IFRS 10 and IAS 28: The amendments clarify the accounting treatment for sales or contribution of assets between an investor and its associates or joint ventures.

⋅ Improvements to IFRSs – 2014-2016 Cycle: amendments issued in December 2016 that are effective for periods beginning on or after January 1, 2018. The Group estimates that these amendments will not have an impact on the Group’s operating results or financial position.

There are no other standards that are not yet effective and that would be expected to have a material impact on the entity in the current or future reporting periods and on foreseeable future transactions.

2.2 Going concern

The Directors regularly monitor the Group's cash position and liquidity risks throughout the year to ensure that it has sufficient funds to meet forecast operational and investment funding requirements. Sensitivities are run to reflect latest expectations of expenditures, oil and gas prices and other factors to enable the Group to manage the risk of any funding short falls and/or potential debt covenant breaches.

Considering macroeconomic environment conditions, the performance of the operations, the US$ 425,000,000 debt fund raising completed in September 2017, the Group’s cash position, and the fact that over 99% of its total indebtedness maturing in 2024, the Directors have formed a judgement, at the time of approving the financial statements, that there is a reasonable expectation that the Group has adequate resources to meet all its obligations for the foreseeable future. For this reason, the Directors have continued to adopt the going concern basis in preparing the Consolidated Financial Statements.

2.3 Consolidation

Subsidiaries are all entities (including structured entities) over which the group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.

The Group applies the acquisition method to account for business combinations. The consideration transferred for the acquisition of a subsidiary is the fair value of the assets transferred, the liabilities incurred by the former owners of the acquiree and the equity interests issued by the Group. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. Acquisition-related costs are expensed as incurred.

The excess of the consideration transferred, the amount of any non-controlling interest in the acquired entity, and the acquisition-date fair value of any previous equity interest in the acquired entity over the fair value of the identifiable net assets acquired is recorded as goodwill. If the total of consideration transferred, non-controlling interest recognised and previously held interest measured is less than the fair value of the net assets of the subsidiary acquired in the case of a bargain purchase, the difference is recognised directly in the income statement.

Intercompany transactions, balances and unrealised gains on transactions between the Group and its subsidiaries are eliminated. Unrealised losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. Amounts reported in the financial statements of subsidiaries have been adjusted where necessary to ensure consistency with the accounting policies adopted by the Group.

2.4 Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker. The chief operating decision-maker, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the Executive Committee. This committee is integrated by the CEO, COO, CFO and managers in charge of the Geoscience, Operations, Corporate Governance, Finance and People departments. This committee reviews the Group’s internal reporting in order to assess performance and allocate resources. Management has determined the operating segments based on these reports.

2.5 Foreign currency translation

a)	Functional and presentation currency

The Consolidated Financial Statements are presented in US Dollars, which is the Group’s presentation currency.

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The functional currency of Group companies incorporated in Chile, Colombia, Peru and Argentina is the US Dollar, meanwhile for the Group´s Brazilian company the functional currency is the local currency, which is the Brazilian Real.

b)	Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at period end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognised in the Consolidated Statement of Income.

2.6 Joint arrangements

Under IFRS 11 investments in joint arrangements are classified as either joint operations or joint ventures depending on the contractual rights and obligations of each investor.

The Group has assessed the nature of its joint arrangements and determined them to be joint operations. The Group combines its share in the joint operations individual assets, liabilities, results and cash flows on a line-by-line basis with similar items in its financial statements.

2.7 Revenue recognition

Revenue from the sale of crude oil and gas is recognised in the Consolidated Statement of Income when risk is transferred to the purchaser, and if the revenue can be measured reliably and is expected to be received. Revenue is shown net of VAT, discounts related to the sale and overriding royalties due to the ex-owners of oil and gas properties where the royalty arrangements represent a retained working interest in the property. See Note 32 (a).

2.8 Production and operating costs

Production costs include wages and salaries incurred to achieve the revenue for the year. Direct and indirect costs of raw materials and consumables, rentals, leasing and royalties are also included within this account.

2.9 Financial results

Financial results include interest expenses, interest income, bank charges, the amortisation of financial assets and liabilities, and foreign exchanges gain and losses. The Group has capitalised borrowing cost for wells and facilities that were initiated after 1 January 2009. The capitalisation rate used to determine the amount of borrowing costs to be capitalised is the weighted average interest rate applicable to the Group’s general borrowings during the year, which was 6.90% at year end 2017 (7.98% at year end 2016 and 2015). Amounts capitalised during the year amounted to US$  610,841 (US$ 254,950 in 2016 and US$ 637,390 in 2015).

2.10 Property, plant and equipment

Property, plant and equipment are stated at historical cost less depreciation and impairment charge, if applicable. Historical cost includes expenditure that is directly attributable to the acquisition of the items; including provisions for asset retirement obligation.

Oil and gas exploration and production activities are accounted for in accordance with the successful efforts method on a field by field basis. The Group accounts for exploration and evaluation activities in accordance with IFRS 6, Exploration for and Evaluation of Mineral Resources, capitalising exploration and evaluation costs until such time as the economic viability of producing the underlying resources is determined. Costs incurred prior to obtaining legal rights to explore are expensed immediately to the Consolidated Statement of Income.

Exploration and evaluation costs may include: license acquisition, geological and geophysical studies (i.e.: seismic), direct labour costs and drilling costs of exploratory wells. No depreciation and/or amortisation are charged during the exploration and evaluation phase. Upon completion of the evaluation phase, the prospects are either transferred to oil and gas properties or charged to expense (exploration costs) in the period in which the determination is made depending whether they have found reserves or not. If not developed, exploration and evaluation assets are written off after three years, unless it can be clearly demonstrated that the carrying value of the investment is recoverable.

A charge of US$  5,834,000 has been recognised in the Consolidated Statement of Income within Write-off of unsuccessful exploration efforts (US$ 31,366,000 in 2016 and US$ 30,084,000 in 2015). See Note 20.

All field development costs are considered construction in progress until they are finished and capitalised within oil and gas properties, and are subject to depreciation once completed. Such costs may include the acquisition and installation of production facilities, development drilling costs (including dry holes, service wells and seismic surveys for development purposes), project-related engineering and the acquisition costs of rights and concessions related to proved properties.

Workovers of wells made to develop reserves and/or increase production are capitalised as development costs. Maintenance costs are charged to the Consolidated Statement of Income when incurred.

Capitalised costs of proved oil and gas properties and production facilities and machinery are depreciated on a licensed area by the licensed area basis, using the unit of production method, based on commercial proved and probable reserves. The calculation of the “unit of production” depreciation takes into account estimated future finding and development costs and is based on current year end unescalated price levels. Changes in reserves and cost estimates are recognised prospectively. Reserves are converted to equivalent units on the basis of approximate relative energy content.

Depreciation of the remaining property, plant and equipment assets (i.e. furniture and vehicles) not directly associated with oil and gas activities has been calculated by means of the straight line method by applying such annual rates as required to write-off their value at the end of their estimated useful lives. The useful lives range between 3 years and 10 years.

Depreciation is allocated in the Consolidated Statement of Income as a separate line to better follow up the performance of the business.

An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount (see Impairment of non-financial assets in Note 2.12).

2.11 Provisions and other long-term liabilities

Provisions for asset retirement obligations, deferred income, restructuring obligations and legal claims are recognised when the Group has a present legal or constructive obligation as a result of past events; it is probable that an outflow of resources will be required to settle the obligation; and the amount has been reliably estimated. Restructuring provisions comprise lease termination penalties and employee termination payments.

Provisions are measured at the present value of the expenditures expected to be required to settle the obligation using a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The increase in the provision due to the passage of time is recognised as financial expense.

2.11.1 Asset Retirement Obligation

The Group records the fair value of the liability for asset retirement obligations in the period in which the wells are drilled. When the liability is initially recorded, the Group capitalises the cost by increasing the carrying amount of the related long-lived asset. Over time, the liability is accreted to its present value at each reporting period, and the capitalised cost is depreciated over the estimated useful life of the related asset. According to interpretations and application of current legislation and on the basis of the changes in technology and the variations in the costs of restoration necessary to protect the environment, the Group has considered it appropriate to periodically re-evaluate future costs of well-capping. The effects of this recalculation are included in the financial statements in the period in which this recalculation is determined and reflected as an adjustment to the provision and the corresponding property, plant and equipment asset.

2.11.2 Deferred Income

Relates to contributions received in cash from the Group’s clients to improve the project economics of gas wells. The amounts collected are reflected as a deferred income in the balance sheet and recognised in the Consolidated Statement of Income over the productive life of the associated wells. The depreciation of the gas wells that generated the deferred income is charged to the Consolidated Statement of Income simultaneously with the amortisation of the deferred income. The addition in 2016 and the amounts used in 2017 correspond to the deferred income related to the take or pay provision associated to gas sales in Brazil.

2.12 Impairment of non-financial assets

Assets that are not subject to depreciation and/or amortisation (i.e.: exploration and evaluation assets) are tested annually for impairment. Assets that are subject to depreciation and/or amortisation are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

An impairment loss is recognised for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs to sell and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash-generating units), generally a licensed area. Non-financial assets other than goodwill that suffered impairment are reviewed for possible reversal of the impairment at each reporting date.

No asset should be kept as an exploration and evaluation asset for a period of more than three years, except if it can be clearly demonstrated that the carrying value of the investment will be recoverable.

During 2017, no impairment loss was recognised (impairment loss reversed for US$ 5,664,000 in 2016 and impairment loss recognised for US$  149,574,000 in 2015). See Note 36. The write-offs are detailed in Note 20.

2.13 Lease contracts

All current lease contracts are considered to be operating leases on the basis that the lessor retains substantially all the risks and rewards related to the ownership of the leased asset. Payments related to operating leases and other rental agreements are recognised in the Consolidated Income Statement on a straight line basis over the term of the contract. The Group's total commitment relating to operating leases and rental agreements is disclosed in Note 32.

Leases in which substantially all of the risks and rewards of ownership are transferred to the lessee are classified as finance leases. Under a finance lease, the Group as lessor has to recognise an amount receivable equal to the aggregate of the minimum lease payments plus any unguaranteed residual value accruing to the lessor, discounted at the interest rate implicit in the lease.

2.14 Inventories

Inventories comprise crude oil and materials.

Crude oil is measured at the lower of cost and net realisable value. Materials are measured at the lower of cost and recoverable amount. The cost of materials and consumables is calculated at acquisition price with the addition of transportation and similar costs. Cost is determined using the first-in, first-out (FIFO) method.

2.15 Current and deferred income tax

The tax expense for the year comprises current and deferred tax. Tax is recognised in the Consolidated Statement of Income.

The current income tax charge is calculated on the basis of the tax laws enacted or substantially enacted at the balance sheet date in the countries where the Company’s subsidiaries operate and generate taxable income. The computation of the income tax expense involves the interpretation of applicable tax laws and regulations in many jurisdictions. The resolution of tax positions taken by the Group, through negotiations with relevant tax authorities or through litigation, can take several years to complete and in some cases it is difficult to predict the ultimate outcome.

Deferred income tax is recognised, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the Consolidated Financial Statements. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantially enacted as of the balance sheet date and are expected to apply when the related deferred income tax asset is realised or the deferred income tax liability is settled.

In addition, the Group has tax-loss carry-forwards in certain taxing jurisdictions that are available to be offset against future taxable profit. However, deferred tax assets are recognised only to the extent that it is probable that taxable profit will be available against which the unused tax losses can be utilized. Management judgment is exercised in assessing whether this is the case. To the extent that actual outcomes differ from management’s estimates, taxation charges or credits may arise in future periods.

Deferred income tax liabilities are provided on taxable temporary differences arising from investments in subsidiaries and joint arrangements, except for deferred income tax liability where the timing of the reversal of the temporary difference is controlled by the Group and it is probable that the temporary difference will not reverse in the foreseeable future. The Group is able to control the timing of dividends from its subsidiaries and hence does not expect taxable profit. Hence deferred tax is recognised in respect of the retained earnings of overseas subsidiaries only if at the date of the statements of financial position, dividends have been accrued as receivable or a binding agreement to distribute past earnings in future has been entered into by the subsidiary. As mentioned above the Group does not expect that the temporary differences will revert in the foreseeable future. In the event that these differences revert in total (e.g. dividends are declared and paid), the deferred tax liability which the Group would have to recognise amounts to approximately US$ 12,300,000.

Deferred tax balances are provided in full, with no discounting.

2.16 Financial assets

Financial assets are divided into the following categories: loans and receivables; financial assets at fair value through profit or loss; available-for-sale financial assets; and held-to-maturity investments. Financial assets are assigned to the different categories by management on initial recognition, depending on the purpose for which the investments were acquired. The designation of financial assets is re-evaluated at every reporting date at which a choice of classification or accounting treatment is available.

All financial assets are recognised when the Group becomes a party to the contractual provisions of the instrument.

All financial assets are initially recognised at fair value, plus transaction costs.

Derecognition of financial assets occurs when the rights to receive cash flows from the investments expire or are transferred and substantially all of the risks and rewards of ownership have been transferred. An assessment for impairment is undertaken at each balance sheet date.

Interest and other cash flows resulting from holding financial assets are recognised in the Consolidated Statement of Income when receivable, regardless of how the related carrying amount of financial assets is measured.

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. They are included in current assets, except for maturities greater than twelve months after the balance sheet date. These are classified as non-current assets. The Group’s loans and receivables comprise trade receivables, prepayments and other receivables and cash and cash equivalents in the balance sheet. They arise when the Group provides money, goods or services directly to a debtor with no intention of trading the receivables. Loans and receivables are subsequently measured at amortised cost using the effective interest method, less provision for impairment. Any change in their value through impairment or reversal of impairment is recognised in the Consolidated Statement of Income. All of the Group’s financial assets are classified as loan and receivables.

2.17 Other financial assets

Non current other financial assets include contributions made for environmental obligations according to a Colombian and Brazilian government request and are restricted for those purposes.

Current other financial assets include the security deposit granted in relation to the purchase of Argentinian assets (see Note 35) and short term investments with original maturities up to twelve months and over three months.

2.18 Impairment of financial assets

Provision against trade receivables is made when objective evidence is received that the Group will not be able to collect all amounts due to it in accordance with the original terms of those receivables. The amount of the write-down is determined as the difference between the asset's carrying amount and the present value of estimated future cash flows.

2.19 Cash and cash equivalents

Cash and cash equivalents includes cash in hand, deposits held at call with banks, other short-term highly liquid investments with original maturities of three months or less, and bank overdrafts. Bank overdrafts, if any, are shown within borrowings in the current liabilities section of the Consolidated Statement of Financial Position.

2.20 Trade and other payables

Trade payables are obligations to pay for goods or services that have been acquired in the ordinary course of the business from suppliers. Accounts payable are classified as current liabilities if payment is due within one year or less (or in the normal operating cycle of the business if longer). If not, they are presented as non-current liabilities.

Trade payables are recognised initially at fair value and subsequently measured at amortised cost using the effective interest method.

2.21 Derivatives

Derivative financial instruments are recognised in the statement of financial position as assets or liabilities and initially and subsequently measured at fair value through profit and loss. They are presented as current assets or liabilities if they are expected to be settled within 12 months after the end of the reporting period.

The market-to-market fair value of the Group's outstanding derivative instruments is based on independently provided market rates and determined using standard valuation techniques, including the impact of counterparty credit risk and are within level 2 of the fair value hierarchy. Gains and losses arising from changes in fair value are recognised in the Consolidated Statement of Income within Commodity risk management contracts.

For more information about derivatives please refer to Note 8.

2.22 Borrowings

Borrowings are obligations to pay cash and are recognised when the Group becomes a party to the contractual provisions of the instrument.

Borrowings are recognised initially at fair value, net of transaction costs incurred. Borrowings are subsequently stated at amortised cost; any difference between the proceeds (net of transaction costs) and the redemption value is recognised in the Consolidated Statement of Income over the period of the borrowings using the effective interest method.

Direct issue costs are charged to the Consolidated Statement of Income on an accruals basis using the effective interest method.

2.23 Share capital

Equity comprises the following:

⋅	"Share capital" representing the nominal value of equity shares.
⋅	"Share premium" representing the excess over nominal value of the fair value of consideration received for equity shares, net of expenses of the share issuance.
⋅	"Other reserve" representing:
-	the equity element attributable to shares granted according to IFRS 2 but not issued at year end or,
-	the difference between the proceeds from the transaction with non-controlling interests received against the book value of the shares acquired in the Chilean and Colombian subsidiaries.
⋅	"Translation reserve" representing the differences arising from translation of investments in overseas subsidiaries.
⋅	"(Accumulated losses) Retained earnings" representing accumulated earnings and losses.

2.24 Share-based payment

The Group operates a number of equity-settled and cash-settled share-based compensation plans comprising share awards payments to certain employees and other third party contractors. Share-based payment transactions are measured in accordance with IFRS 2.

Fair value of the stock option plan for employee or contractors services received in exchange for the grant of the options is recognised as an expense. The total amount to be expensed over the vesting period is determined by reference to the fair value of the options granted calculated using the Geometric Brownian Motion method.

Non-market vesting conditions are included in assumptions about the number of options that are expected to vest. At each balance sheet date, the entity revises its estimates of the number of options that are expected to vest. It recognises the impact of the revision to original estimates, if any, in the Consolidated Statement of Income, with a corresponding adjustment to equity.

The fair value of the share awards payments is determined at the grant date by reference of the market value of the shares and recognised as an expense over the vesting period. When the awards are exercised, the Company issues new shares. The proceeds received net of any directly attributable transaction costs are credited to share capital (nominal value) and share premium when the options are exercised.

For cash-settled share-based payment transactions, if any, the Company measures the services acquired for amounts that are based on the price of the Company’s shares. The fair value of the liability incurred is measured using Geometric Brownian Motion method. Until the liability is settled, the Company is required to remeasure the fair value of the liability at each reporting date and at the date of settlement, with any changes in value recognised in profit or loss for the period.